Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Registrant Name	Bob’s Discount Furniture, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-43101
Entity Tax Identification Number	46-4501905
Entity Address, Address Line One	434 Tolland Turnpike,
Entity Address, City or Town	Manchester,
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06042
City Area Code	(860)
Local Phone Number	474-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	BOBS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Central Index Key	0002085187
Amendment Flag	false